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November 29, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Investment Series, Inc.
                  RiverSource Balanced Fund
                  RiverSource Diversified Equity Income Fund
                  RiverSource Mid Cap Value Fund
           Post-Effective Amendment No. 114
           File Nos. 2-11328/811-54
           Accession Number: 0001068800-06-001497

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 114 (Amendment). This Amendment was filed electronically on November 27, 2006.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/  Christopher O. Petersen
----------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.